Note 24 (Tables)	6 Months Ended
Jun. 30, 2023
Pension and other post employment commitments [Abstract]
Condensed consolidated Income Statement impact [Table Text Block]
The amounts relating to post-employment benefits charged to the condensed consolidated income statement are as follows:

Condensed consolidated income statement impact (Millions of Euros)
	Notes	June 2023	June 2022
Interest income and expense		66	21
Personnel expense		92	61
Defined contribution plan expense	38.1	69	41
Defined benefit plan expense	38.1	23	20
Provisions or (reversal) of provisions	40	32	(49)
Total expense (income)		191	34